Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 94.2%
AUSTRALIA — 2.4%
Cochlear Ltd.	99,880	$12,406,853
CHINA — 1.2%
Prosus NV*	113,165	5,887,593
FRANCE — 7.1%
Kering	16,241	7,203,675
LVMH Moet Hennessy Louis Vuitton SE	21,800	12,852,731
Remy Cointreau SA	75,597	12,545,207
Ubisoft Entertainment SA*	137,434	3,777,033
		36,378,646
GERMANY — 4.8%
adidas AG	33,060	3,800,619
Auto1 Group SE*	177,935	1,112,446
Bechtle AG	251,663	9,047,003
Nemetschek SE	85,504	4,058,594
Zalando SE*	320,869	6,267,517
		24,286,179
HONG KONG — 5.0%
AIA Group Ltd.	1,888,400	15,722,643
Techtronic Industries Co., Ltd.	1,026,000	9,790,219
		25,512,862
JAPAN — 27.8%
Denso Corp.	174,100	7,960,404
Hoshizaki Corp.	117,600	3,279,913
Kao Corp.	139,100	5,660,030
Keyence Corp.	20,600	6,809,547
Murata Manufacturing Co., Ltd.	151,000	6,950,104
Nidec Corp.	132,800	7,433,633
Olympus Corp.	977,600	18,806,809
Pigeon Corp.	144,600	2,113,928
Recruit Holdings Co., Ltd.	207,000	5,962,771
Shimano, Inc.	84,900	13,283,886
Shiseido Co., Ltd.	376,400	13,191,778
SMC Corp.	33,800	13,755,599
SoftBank Group Corp.	191,100	6,476,592
Sugi Holdings Co., Ltd.	63,100	2,533,972
Suzuki Motor Corp.	217,900	6,783,258
Sysmex Corp.	127,300	6,802,433
Unicharm Corp.	286,000	9,382,197
Z Holdings Corp.	1,906,200	5,052,698
		142,239,552
NETHERLANDS — 5.7%
Adyen NV*	5,141	6,411,661
ASML Holding NV	38,773	16,062,842
IMCD NV	57,685	6,839,225
		29,313,728
NEW ZEALAND — 1.8%
Ryman Healthcare Ltd.	664,007	3,166,781
Xero Ltd.*	125,917	5,827,010
		8,993,791
PORTUGAL — 2.5%
Jeronimo Martins SGPS SA	681,501	12,691,880
SINGAPORE — 3.7%
United Overseas Bank Ltd.	1,034,989	18,746,322
SWEDEN — 8.8%
Atlas Copco AB, A Shares	1,710,284	15,895,990

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
SWEDEN (continued)
Avanza Bank Holding AB	633,246	$9,649,208
Epiroc AB, B Shares	429,574	5,416,783
Investor AB, B Shares	330,390	4,820,795
Nibe Industrier AB, B Shares	1,024,225	9,136,319
		44,919,095
SWITZERLAND — 4.6%
Cie Financiere Richemont SA	168,066	15,864,662
Lonza Group AG	15,919	7,750,822
		23,615,484
UNITED KINGDOM — 15.3%
Ashtead Group PLC	93,918	4,217,841
Auto Trader Group PLC	2,002,348	11,355,454
Burberry Group PLC	311,845	6,229,259
Experian PLC	287,666	8,420,731
Farfetch Ltd., Class A *	470,552	3,505,612
Games Workshop Group PLC	76,912	4,918,035
Hargreaves Lansdown PLC	772,475	7,398,029
Intertek Group PLC	117,452	4,818,947
Rightmove PLC	1,818,396	9,700,964
Trainline PLC*	1,380,312	4,865,529
Weir Group PLC (The)	432,411	6,694,252
Wise PLC, Class A *	810,991	5,918,903
		78,043,556
UNITED STATES — 3.5%
Mettler-Toledo International, Inc.*	11,485	12,451,118
Spotify Technology SA*	64,872	5,598,454
		18,049,572
Total Common Stocks (cost $540,447,636)		481,085,113

PREFERRED STOCKS — 2.6%
GERMANY — 2.6%
Sartorius AG 0.36% (cost $8,531,903)	38,974	13,481,275
TOTAL INVESTMENTS — 96.8% (cost $548,979,539)		$494,566,388
Other assets less liabilities — 3.2%		16,251,145
NET ASSETS — 100.0%		$510,817,533

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited (the “Manager”) retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$26,420,713	$454,664,400	$–	$481,085,113
Preferred Stocks**	–	13,481,275	–	13,481,275
Total	$26,420,713	$468,145,675	$–	$494,566,388

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.